MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2009-1

Collection Period						11/01/09-11/30/09
Determination Date						12/9/2009
Distribution Date						12/15/2009

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$826,430,864.32
2	.	Collections allocable to Principal				$21,395,888.49
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$1,762,175.89
5	.	Pool Balance on the close of the last day of the related Collection Period				$803,272,799.94
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				$65,379

7	.	Initial Pool Balance				$1,000,000,059.29

				Beginning		End
8	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$1,571,861.50		$0.00
		b.	Class A-2 Note Balance	$254,000,000.00		$233,166,433.94
		c.	Class A-3 Note Balance	$260,000,000.00		$260,000,000.00
		d.	Class A-4 Note Balance	$144,000,000.00		$144,000,000.00
		e.	Class B Note Balance	$106,500,000.00		$106,500,000.00
		f.	Class C Note Balance	$33,500,000.00		$33,500,000.00
		g.	Note Balance (sum a - f)	$799,571,861.50		$777,166,433.94

9	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.0086366		0.0000000
		b.	Class A-2 Note Pool Factor	1.0000000		0.9179781
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	0.8158897		0.7930270

10	.	Overcollateralization Target Amount				$26,106,366.00
11	.	Current overcollateralization amount (Pool Balance - Note Balance)				$26,106,366.00

12	.	Weighted Average Coupon			%	10.52%
13	.	Weighted Average Original Term			months	64.81
14	.	Weighted Average Remaining Term			months	50.85

Collections

15	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$7,152,505.51
		b.	Liquidation Proceeds allocable to Finance Charge			$415.70
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$7,152,921.21

16	.	Principal:
		a.	Collections allocable to Principal			$21,395,888.49
		b.	Liquidation Proceeds allocable to Principal			$433,408.60
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$21,829,297.09

17	.	Total Finance Charge and Principal Collections (15d+ 16d)				$28,982,218.30
18	.	Interest Income from Collection Account				$3,417.82
19	.	Simple Interest Advances				$0.00
20	.	Available Collections (Ln17 + 18+ 19)				$28,985,636.12

Available Funds

21	.	Available Collections		$28,985,636.12
22	.	Reserve Account Draw Amount		$0.00
23	.	Available Funds		$28,985,636.12

Application of Available Funds

24	.	Servicing Fee
		a.	Monthly Servicing Fee	$688,692.39
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$688,692.39
		d.	Shortfall Amount (a + b - c)	$0.00

25	.	Unreimbursed Servicer Advances		$0.00

26	.	Backup Servicing Fees and Unpaid Transition Expenses
		a.	Monthly Servicing Fee	$5,165.19
		b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
		c.	Other Unpaid Backup Servicing Fees	$0.00
		d.	Amount Paid	$5,165.19
		e.	Shortfall Amount (a + b + c - d)	$0.00

27	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$2,107.35
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$2,107.35

		e.	Class A-2 Monthly Interest	$700,616.67
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$700,616.67

		i.	Class A-3 Monthly Interest	$892,666.67
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$892,666.67

		m.	Class A-4 Monthly Interest	$697,200.00
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$697,200.00

28	.	Priority Principal Distributable Amount		$0.00

29	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$0.00
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$0.00

30	.	Secondary Principal Distributable Amount		$0.00

31	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$0.00
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$0.00

32	.	Tertiary Principal Distributable Amount		$0.00

33	.	Required Payment Amount (Ln 24 + Ln 26 +(sum of Ln 27 through Ln 32))		$2,986.448.27

34	.	Reserve Account Deficiency		$0.00

35	.	Regular Principal Distributable Amount	$22,405,427.56

36	.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

37	.	Additional Servicing Fees, if any	$0.00

38	.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

39	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$7,152,921.21
		b.	Total Daily Deposits of Principal Collections	$21,829,297.09
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$3,417.82
		e.	Total Deposits to Collection Account (sum a - d)	$28,985,636.12

40	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$688,692.39
		b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,165.19
		c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$24,698,018.25
		d.	Deposit to Reserve Account	$0.00
		e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,593,760.29
		f.	Total Withdrawals from Collection Account (sum a - e)	$28,985,636.12

Note Payment Account Activity

41	.	Deposits
		a.	Class A-1 Interest Distribution	$2,107.35
		b.	Class A-2 Interest Distribution	$700,616.67
		c.	Class A-3 Interest Distribution	$892,666.67
		d.	Class A-4 Interest Distribution	$697,200.00
		e.	Class B Interest Distribution	$0.00
		f.	Class C Interest Distribution	$0.00

		g.	Class A-1 Principal Distribution	$1,571,861.50
		h.	Class A-2 Principal Distribution	$20,833,566.06
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$24,698,018.25

42	.	Withdrawals
		a.	Class A-1 Distribution	$1,573,968.85
		b.	Class A-2 Distribution	$21,534,182.73
		c.	Class A-3 Distribution	$892,666.67
		d.	Class A-4 Distribution	$697,200.00
		e.	Class B Distribution	$0.00
		f.	Class C Distribution	$0.00
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$24,698,018.25

Certificate Payment Account Activity

43	.	Deposits
		a.	Excess Collections	$3,593,760.29
		b.	Reserve Account surplus (Ln 53)	$1.359.38
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,595,119.67

44	.	Withdrawals
		a.	Certificateholder Distribution	$3,595,119.67
		b.	Total Withdrawals from Certificate Payment Account	$3,595,119.67

Required Reserve Account Amount

45	.	Lesser of: (a or b)
		a.	$10,000,000.00	$10,000,000.00
		b.	Note Balance	$777,166,433.94

46	.	Required Reserve Account Amount		$10,000,000.00

Reserve Account Reconciliation

47	.	Beginning Balance (as of end of preceding Distribution Date)	$10,000,000.00
48	.	Investment Earnings	$1,359.38
49	.	Reserve Account Draw Amount	$0.00
50	.	Reserve Account Amount (Ln 47+ Ln 48 - Ln 49)	$10,001,359.38
51	.	Deposit from Available Funds (Ln 40d)	$0.00
52	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$0.00
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee; and	$0.00
53	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded amounts described in Ln 52 exist		$1,359.38
54	.	Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)		$10,000,000.00
55	.	Reserve Account Deficiency (Ln46 - Ln54)		$0.00

Instructions to the Trustee

56	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
57	.	Amount to be paid to Servicer from the Collection Account			$688,692.39
58	.	Amount to be paid to Backup Servicer from the Collection Account			$5,165.19
59	.	Amount to be deposited from the Collection Account into the Note Payment Account			$24,698,018.25
60	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$3,593,760.29
61	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
62	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$1,359.38
63	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$1,573,968.85
64	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$21,534,182.73
65	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$892,666.67
66	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$697,200.00
67	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$0.00
68	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$0.00
69	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$3,595,119.67

Net Loss and Delinquency Activity

70	.	Net Losses with respect to preceding Collection Period			$1,328,351.59
71	.	Cumulative Net Losses			$6,438,139.35
72	.	Cumulative Net Loss Percentage			0.6438%

73	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	1,397	$19,522,246.00
		b.	61 to 90 days past due	412	$5,615,290.00
		c.	91 or more days past due	246	$3,399,803.00
		d.	Total Past Due (sum a - c)	2,055	28,537,339.00

Servicer Covenant
74	.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$1,616,385,000.00
75	.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 09, 2009.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer